Leases	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
11. Leases
11.	Leases

The Company has lease agreements for its office spaces. Leases generally have lease terms between 2 years to 7 years with an option to renew the lease after that date. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension option. The Company re-assesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control.

During the year, the Company has not made any re-assessment related to extension option. Information about leases for which the Company is a lessee is presented below:

Amount recognized in the consolidated statement of financial position:

Set out below are the carrying amounts of the Company’s right-of-use assets and Lease liabilities recognized and the movements during the year ended December 31, 2020 and 2019.

	Right -of-use- assets	Lease Liabilities
As at January 1, 2019	4,352	4,694
Modifications and renewals	1,228	1,226
Additions	121	121
Depreciation expense	(880)	—
Interest expense	—	345
Payments	—	(1,178)
As at December 31, 2019	4,821	5,208
Modifications and renewals	33	(100)
Disposals	(333)	(328)
Depreciation expense	(642)	—
Interest expense	—	272
Payments	—	(716)
As at December 31, 2020	3,879	4,336

Amount recognized in the consolidated statement of operations and comprehensive loss:

	2020	2019
Depreciation expense of right-of-use assets	(642)	880
Interest expense on lease liabilities	272	345
Expenses relating to short term leases	39	151
Variable lease payments	516	155
Total amount recognized in consolidated statement of operations and comprehensive loss	185	1,531

Depreciation of right-of-use assets is included in general and administration expenses. Interest expense related to lease liabilities is included in debenture and other financing expense.

The Company in its cash flow has classified cash payment of $444 related to principal portion of lease payments as financing activities and cash payments of $272 related to interest portion as operating activities consistent with the presentation of interest payments chosen by the Company.

11.	Leases (Continued from previous page)

The Company negotiated rent concessions with its landlords for some of its leased properties in relation to actions taken as part of its COVID-19 Response Plan during the current year. The Company has applied the IFRS 16 practical expedient for COVID-19 related to rent concessions to all eligible rent concessions. The Company recognized a gain of $107 during the year ended December 31, 2020 (2019 - $nil) which is included in other non-operating (income) expenses in the consolidated statement of comprehensive loss to reflect changes in lease payments arising from rent concessions